Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Line Items]
Disclosure - Pay vs Performance Disclosure

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(2)	Net Income
2025	$465,953	$465,953	$959,989	$959,989	$0	($5,975,352)
2024	$1,211,587	$1,211,587	$638,656	$638,656	$0	($5,134,116)
2023	$560,000	$560,000	$955,000	$955,000	$0	($4,506,044)

Summary Compensation Table Total for PEO	$ 465,953	$ 1,211,587	$ 560,000
Compensation Actually Paid to PEO	465,953	1,211,587	560,000
Average Summary Compensation Table Total for Non-PEO NEOs	959,989	638,656	955,000
Average Compensation Actually Paid to Non-PEO NEOs(	959,989	638,656	955,000
Value of Initial Fixed $100 Investment Based On Total Shareholder Return	0	0	0
Net Income	$ (5,975,352)	$ (5,134,116)	$ (4,506,044)
PEO Name	Dr. Steve N. Slilaty	Dr. Steve N. Slilaty	Dr. Steve N. Slilaty